RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of Related Party Transactions

The Company had the following balances and transactions with related parties:

Related party balances

		December 31,
		2018	2019
		RMB	RMB
Amounts due from related parties
Chuanbang	(i)	9,938	9,938
Ms. Han Lijuan	(ii)	—	6,512
Others		—	42
Total		9,938	16,492

Amount due from a related party - non-current
Ms. Han Lijuan	(ii)	6,500	—

Notes:

(i) The balance resulted from the service fee to Chuanbang for providing cash collection service.

(ii) The balance represented a long-term loan to Ms. Han Lijuan and upon the Company’s request to avoid any risk of possible violation of Sarbanes-Oxley Act, all of the balance was repaid to the Company on April 2, 2020.

Related party transactions

The major related party transactions for the years ended December 31, 2017, 2018 and 2019 are summarized as follows:

		Year Ended December 31,
		2017	2018	2019
		RMB	RMB	RMB
Cash collection service expense to Chuanbang	(a)	3,230	3,489	790
Franchise and training service income from Bolton School		1,114	529	1,379
Franchise, training and consulting service income from Ningxia Company		520	493	143
Training service expense to Bolton School		1,064	798	1,112
Technical consulting service expenses to Beijing Huimoer		—	75	1,333
Interest income from loan to Ms. Han Lijuan		325	325	325

Notes:

Pursuant to an agreement between Chuanbang and the Company, beginning August 2013, Chuanbang provides cash collection service on the Company’s accounts receivable. The fee for the service is calculated based on 2%~20% of the amount collected.